Document And Entity Information	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	LANDS’ END, INC.
Entity Central Index Key	0000799288
Entity Emerging Growth Company	false
Entity File Number	001-09769
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2512786
Entity Address, Address Line One	Lands’ End Lane
Entity Address, City or Town	Dodgeville
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53595
City Area Code	(608)
Local Phone Number	935-9341
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LE
Security Exchange Name	NASDAQ